Financial instruments and financial risk management - Market risk, Currency risk, sensitivity analyses (Details) - Currency risk - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Financial instruments and financial risk management
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Australian Dollar
Financial instruments and financial risk management
Increase (decrease) in profit and loss due to reasonably possible increase (decrease) in designated risk component	$ (1,921)	$ 788
Other
Financial instruments and financial risk management
Increase (decrease) in profit and loss due to reasonably possible increase (decrease) in designated risk component		$ (2)